Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Consumer Staples Portfolio
September 30, 2024
VCSP-NPRT3-1124
1.856924.117
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Parkland Corp	14,500	373,744
UNITED KINGDOM - 3.7%
Consumer Staples - 3.7%
Beverages - 1.6%
Diageo PLC	123,051	4,298,160
Food Products - 1.0%
Nomad Foods Ltd	138,941	2,648,215
Household Products - 0.0%
Reckitt Benckiser Group PLC	113	6,914
Tobacco - 1.1%
British American Tobacco PLC ADR	74,900	2,739,842
TOTAL UNITED KINGDOM		9,693,131
UNITED STATES - 95.8%
Consumer Staples - 95.8%
Beverages - 37.5%
Boston Beer Co Inc/The Class A (a)	28,950	8,370,603
Brown-Forman Corp Class B (b)	59,500	2,927,400
Celsius Holdings Inc	27,600	865,536
Coca-Cola Co/The	455,838	32,756,519
Constellation Brands Inc Class A	29,916	7,709,054
Keurig Dr Pepper Inc	673,873	25,256,760
Monster Beverage Corp (a)	207,578	10,829,344
PepsiCo Inc	52,002	8,842,940
		97,558,156
Consumer Staples Distribution & Retail - 12.8%
Albertsons Cos Inc	191,000	3,529,680
BJ's Wholesale Club Holdings Inc (a)	16,200	1,336,176
Sysco Corp	17,844	1,392,903
Target Corp	57,313	8,932,804
Walgreens Boots Alliance Inc	66,500	595,840
Walmart Inc	217,027	17,524,930
		33,312,333
Food Products - 13.6%
Archer-Daniels-Midland Co	90,100	5,382,574
Bunge Global SA	12,607	1,218,340
General Mills Inc	9,400	694,190
JM Smucker Co	77,400	9,373,140
Lamb Weston Holdings Inc	70,700	4,577,118
Mondelez International Inc	105,761	7,791,413
Real Good Food Co Inc/The Class A (a)	9,717	3,887
Simply Good Foods Co/The (a)	21,100	733,647
TreeHouse Foods Inc (a)(b)	81,016	3,401,052
Tyson Foods Inc Class A	38,234	2,277,217
		35,452,578
Household Products - 17.5%
Clorox Co/The	6,926	1,128,315
Energizer Holdings Inc	305,887	9,714,971
Procter & Gamble Co/The	201,575	34,912,790
		45,756,076
Personal Care Products - 10.8%
Estee Lauder Cos Inc/The Class A	117,745	11,737,999
Kenvue Inc	710,500	16,433,865
		28,171,864
Tobacco - 3.6%
JUUL Labs Inc Class A (a)(c)(d)	746,394	753,858
Philip Morris International Inc	71,243	8,648,900
		9,402,758
TOTAL UNITED STATES		249,653,765
TOTAL COMMON STOCKS (Cost $191,376,182)		259,720,640

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.89	681,607	681,743
Fidelity Securities Lending Cash Central Fund (e)(f)	4.89	3,224,172	3,224,495
TOTAL MONEY MARKET FUNDS (Cost $3,906,238)			3,906,238

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $195,282,420)	263,626,878
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(2,869,423)
NET ASSETS - 100.0%	260,757,455

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $753,858 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs Inc Class A	2/23/24	757,568

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	-	18,249,588	17,567,801	21,115	(44)	-	681,743	0.0%
Fidelity Securities Lending Cash Central Fund	851,026	29,107,756	26,734,287	991	-	-	3,224,495	0.0%
Total	851,026	47,357,344	44,302,088	22,106	(44)	-	3,906,238

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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